Fair Value of Assets and Liabilities (Quantitative Info for Level 3 Inputs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Corporate securities	$ 2,826,642	$ 2,650,542
Market risk benefit assets	2,655,866	2,637,363	$ 2,367,243
Receivables from parent and affiliates	963,452	678,028
Market risk benefit liabilities	4,482,417	4,281,244	$ 5,156,858
Fair Value, Measurements, Recurring
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefit assets	2,655,866	2,637,363
Reinsurance recoverables and deposit receivables	804,855	645,193
Receivables from parent and affiliates	649,771	520,462
Market risk benefit liabilities	4,482,417	4,281,244
Policyholders’ account balances	18,606,282	12,624,585
Level 3
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Funds held under reinsurance agreements	$ 10,000,000
Level 3 | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Policyholder Age	50 years
Level 3 | Minimum | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortality rate	0.00%
Level 3 | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Policyholder Age	90 years
Level 3 | Fair Value, Measurements, Recurring
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefit assets	$ 2,655,866	2,637,363
Reinsurance recoverables and deposit receivables	804,855	645,193
Receivables from parent and affiliates	358,188	351,390
Market risk benefit liabilities	4,482,417	4,281,244
Policyholders’ account balances	$ 18,606,282	$ 12,624,585
Level 3 | Internal | Minimum | Discounted cash flow | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate	1.00%	1.00%
Spread over SOFR	0.38%	0.29%
Utilization rate	37.00%	37.00%
Withdrawal rate (greater than maximum range)	78.00%	78.00%
Mortality rate	0.00%	0.00%
Equity volatility curve	15.00%	16.00%
Level 3 | Internal | Minimum | Discounted cash flow | Policyholders' account balances
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate	0.00%	0.00%
Spread over SOFR	0.38%	0.29%
Mortality rate	0.00%	0.00%
Option budget	(2.00%)	(1.00%)
Level 3 | Internal | Minimum | Discounted cash flow | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate	1.85%	2.15%
Level 3 | Internal | Minimum | Discounted cash flow | Asset-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate	2.10%	2.30%
Level 3 | Internal | Minimum | Discounted cash flow | Commercial mortgage-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidity premium	0.90%	1.00%
Level 3 | Internal | Minimum | Discounted cash flow | Market risk benefit assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate	1.00%	1.00%
Spread over SOFR	0.38%	0.29%
Utilization rate	37.00%	37.00%
Withdrawal rate (greater than maximum range)	78.00%	78.00%
Mortality rate	0.00%	0.00%
Equity volatility curve	15.00%	16.00%
Level 3 | Internal | Minimum | Discounted cash flow | Reinsurance recoverables and deposit receivables
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate	0.00%	0.00%
Spread over SOFR	0.38%	0.29%
Option budget	(2.00%)	(1.00%)
Level 3 | Internal | Minimum | Market comparables | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
EBITDA multiples	7.00	5.0
Level 3 | Internal | Minimum | Liquidation | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value	12.01%	75.00%
Level 3 | Internal | Minimum | Liquidation | Receivables from parent and affiliates
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value	100.00%	100.00%
Level 3 | Internal | Maximum | Discounted cash flow | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate	20.00%	20.00%
Spread over SOFR	1.61%	1.79%
Utilization rate	94.00%	94.00%
Withdrawal rate (greater than maximum range)	100.00%	100.00%
Mortality rate	16.00%	16.00%
Equity volatility curve	25.00%	25.00%
Level 3 | Internal | Maximum | Discounted cash flow | Policyholders' account balances
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate	80.00%	80.00%
Spread over SOFR	1.61%	1.73%
Mortality rate	23.00%	23.00%
Option budget	9.00%	7.00%
Level 3 | Internal | Maximum | Discounted cash flow | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate	25.50%	20.00%
Level 3 | Internal | Maximum | Discounted cash flow | Asset-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate	10.05%	10.70%
Level 3 | Internal | Maximum | Discounted cash flow | Commercial mortgage-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidity premium	0.90%	1.00%
Level 3 | Internal | Maximum | Discounted cash flow | Market risk benefit assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate	20.00%	20.00%
Spread over SOFR	1.61%	1.79%
Utilization rate	94.00%	94.00%
Withdrawal rate (greater than maximum range)	100.00%	100.00%
Mortality rate	16.00%	16.00%
Equity volatility curve	25.00%	25.00%
Level 3 | Internal | Maximum | Discounted cash flow | Reinsurance recoverables and deposit receivables
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate	80.00%	80.00%
Spread over SOFR	1.61%	1.71%
Option budget	9.00%	7.00%
Level 3 | Internal | Maximum | Market comparables | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
EBITDA multiples	7.00	5.0
Level 3 | Internal | Maximum | Liquidation | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value	30.83%	75.00%
Level 3 | Internal | Maximum | Liquidation | Receivables from parent and affiliates
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value	100.00%	100.00%
Level 3 | Internal | Weighted Average | Discounted cash flow | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate	9.62%	11.15%
Level 3 | Internal | Weighted Average | Discounted cash flow | Asset-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate	5.42%	6.18%
Level 3 | Internal | Weighted Average | Discounted cash flow | Commercial mortgage-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidity premium	0.90%	1.00%
Level 3 | Internal | Weighted Average | Market comparables | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
EBITDA multiples	7.00	5.0
Level 3 | Internal | Weighted Average | Liquidation | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value	28.88%	75.00%
Level 3 | Internal | Weighted Average | Liquidation | Receivables from parent and affiliates
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value	100.00%	100.00%
Level 3 | Internal | Fair Value, Measurements, Recurring | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefit liabilities	$ 4,482,417	$ 4,281,244
Level 3 | Internal | Fair Value, Measurements, Recurring | Policyholders' account balances
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Policyholders’ account balances	18,606,282	12,624,585
Level 3 | Internal | Fair Value, Measurements, Recurring | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Corporate securities	1,187,393	1,130,627
Level 3 | Internal | Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Asset backed securities	403,303	90,370
Level 3 | Internal | Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Commercial mortgage-backed securities	75,340	75,318
Level 3 | Internal | Fair Value, Measurements, Recurring | Market risk benefit assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefit assets	2,655,866	2,637,363
Level 3 | Internal | Fair Value, Measurements, Recurring | Reinsurance recoverables and deposit receivables
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Reinsurance recoverables and deposit receivables	804,855	645,193
Level 3 | Internal | Fair Value, Measurements, Recurring | Receivables from parent and affiliates
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Receivables from parent and affiliates	$ 354,207	$ 328,001